Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of Fourth Quarter Events [Line Items]
Total revenues	$ 148,349		$ 156,092		$ 149,332		$ 154,674		$ 169,078		$ 140,105		$ 133,217		$ 123,529		$ 608,447	$ 565,929	$ 459,153
Gross profit	93,928	[1]	106,287	[1]	104,601	[1]	105,992	[1]	122,305	[1]	96,872	[1]	88,933	[1]	80,968	[1]
Net income	24,187		50,228		51,606		52,366		66,305		48,173		41,083		38,776		178,455	194,337	195,227
Net income per limited partner unit									0.46		0.34		0.29		0.27
Common Units
Effect of Fourth Quarter Events [Line Items]
Net income per limited partner unit	0.11		0.32		0.34		0.34
Subordinated Units
Effect of Fourth Quarter Events [Line Items]
Net income per limited partner unit	0.14		0.32		0.34		0.34
Access Midstream Partners, L.P.
Effect of Fourth Quarter Events [Line Items]
Net income	$ 24,255		$ 50,228		$ 51,606		$ 52,366		$ 66,305		$ 48,173		$ 41,083		$ 38,776

[1]	Total revenue less operating costs.